Senior Convertible Notes - Schedule of Debt, Accrued Interest and Interest Expense (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Balance	$ 2,448,570
Accrued Interest	11,143	35,693
Debt Balance	224,063	2,448,570
Senior Convertible Notes [Member]
Debt Balance	2,580,000	2,580,000
Conversion of debt	(2,350,000)
Accrued Interest		35,693
Amortize debt issuance costs
Interest Expense		35,693
Debt Balance	230,000	2,580,000
Current portion	(230,000)
Long-term portion
Unamortized Debt Issuance Cost [Member]
Debt Balance	(131,430)	(131,430)
Conversion of debt	64,361
Accrued Interest
Amortize debt issuance costs	61,132
Interest Expense		23,370
Debt Balance	(5,937)	(131,430)
Current portion	5,937
Long-term portion
Senior Convertible Notes, Net [Member]
Debt Balance	2,448,570	2,448,570
Conversion of debt	(2,285,639)
Accrued Interest		35,693
Amortize debt issuance costs	61,132
Interest Expense		59,063
Debt Balance	224,063	2,448,570
Current portion	(224,063)
Long-term portion
Accrued Interest [Member]
Debt Balance	35,693
Conversion of debt	(109,472)
Accrued Interest	84,922
Amortize debt issuance costs
Debt Balance	11,143	$ 35,693
Current portion	(11,143)
Long-term portion